As filed with the Securities and Exchange Commission on December 13, 2000
                                                      Registration No. 333-03531
                                                      Registration No. 811-07585

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 11 [X]
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 11 [X]
                        (Check appropriate box or boxes)

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                                    WWW Funds

               (Exact name of Registrant as Specified in Charter)

                         131 Prosperous Place, Suite 17
                            Lexington, Kentucky 40509
              (Address of Registrant's Principal Executive Offices)
                  Registrant's Telephone Number (859) 263-2204

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                                                    Copy to:
LAWRENCE S. YORK                                    KAREN M. MCLAUGHLIN, ESQ.
131 Prospectus Place, Suite 17                      Frost Brown Todd LLC
Lexington, Kentucky 40509                           2200 PNC Center
(Name and Address of Agent for Service)             201 East Fifth Street
                                                    Cincinnati, Ohio 45202

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        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 30, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, please check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             TOTAL NUMBER OF PAGES:
                             EXHIBIT INDEX ON PAGE:


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           This Post-Effective Amendment No. 11 under the Securities Act of 1933 and Post-Effective Amendment No. 11 under the Investment Company Act of 1940 for WWW Funds is being filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 10 under the Securities Act of 1933 and Post-Effective Amendment No. 10 under the Securities Act of 1940, which were filed on September 30, 2002, and incorporates by reference Parts A, B and C of the aforementioned Post-Effective Amendments.









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                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registrant's Registration Statement and has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lexington, State of Kentucky, on the 13th day of December, 2002.

                                         WWW FUNDS

                                         By: /S/ LAWRENCE S. YORK
                                             --------------------
                                             Lawrence S. York,
                                             Chairman of the Board and President

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURE                                     TITLE

/S/ LAWRENCE S. YORK                          December 13, 2002
-------------------------------
Lawrence S. York                              Chairman of the Board, President
                                              (Principal Financial Officer,
                                              Principal Executive Officer and
                                              Principal Accounting Officer) and
                                              Trustee

/S/ JAMES D. GREENE*
--------------------
James D. Greene                               Trustee, Vice President and
                                              Treasurer

/S/ TERRY L. CHILDERS*
----------------------
Terry L. Childers                             Trustee

/S/ ROBERT C. THURMOND*
-----------------------
Phillip R. Cox*                               Trustee

/S/ RICHARD T. DIDIEGO*
-----------------------
Richard T. DiDiego                            Trustee


*By: /S/ LAWRENCE S. YORK                     December 13, 2002
     -------------------------------
     Lawrence S. York
     As attorney in fact for each Trustee


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